T. ROWE PRICE Inflation Protected Bond Fund
February 28, 2023 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 0.9%
Car Loan 0.3%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  330 309
Enterprise Fleet Financing
Series 2022-4, Class A2
5.76%, 10/22/29 (1) 810 814
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26 (1) 470 439
1,562
Other Asset-Backed Securities 0.4%
CNH Equipment Trust
Series 2022-C, Class A3
5.15%, 4/17/28  885 882
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 252 251
HPEFS Equipment Trust
Series 2021-2A, Class C
0.88%, 9/20/28 (1) 700 668
HPEFS Equipment Trust
Series 2022-3A, Class C
6.13%, 8/20/29 (1) 510 513
MVW Owner Trust
Series 2018-1A, Class A
3.45%, 1/21/36 (1) 142 137
2,451
Student Loan 0.2%
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 1,090 975
975
Total Asset-Backed Securities
(Cost $5,192) 4,988
MUNICIPAL SECURITIES 0.5%
California 0.1%
California State Univ., Series B, 0.563%, 11/1/24  260 242
242
Colorado 0.0%
Denver City & County Airport System, Series C, 0.877%, 11/15/23  55 53
Denver City & County Airport System, Series C, 1.115%, 11/15/24  80 75
128

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Georgia 0.0%
Atlanta Water & Wastewater, 0.407%, 11/1/23  45 44
Atlanta Water & Wastewater, 0.616%, 11/1/24  45 42
86
Illinois 0.2%
Illinois, Series A, GO, 2.84%, 10/1/23  1,350 1,330
1,330
Michigan 0.1%
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  100 99
Michigan Fin. Auth., Series A-1, 1.376%, 6/1/24  225 213
312
Texas 0.0%
Dallas Area Rapid Transit, 0.541%, 12/1/23  30 29
Dallas Area Rapid Transit, 0.761%, 12/1/24  25 23
52
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A, 1.193%,
6/1/23  135 133
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A, 1.497%,
6/1/24  180 171
304
Total Municipal Securities
(Cost $2,530) 2,454
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.1%
Collateralized Mortgage Obligations 3.1%
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 1,423 1,204
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 5.817%, 1/25/30  15 15
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 5.467%, 10/25/30  321 320
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 5.467%, 10/25/30  19 19
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 5.484%, 12/25/41 (1) 757 752
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M1, CMO, ARM
SOFR30A + 1.20%, 5.684%, 1/25/42 (1) 502 497

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51 (1) 703 606
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, CMO, ARM
2.617%, 1/25/60 (1) 235 208
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
3.059%, 7/25/44 (1) 6 6
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A8, CMO, ARM
2.50%, 11/25/51 (1) 1,233 1,063
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 1,808 1,559
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 504 472
NYMT Loan Trust
Series 2022-CP1, Class A1, CMO
2.042%, 7/25/61 (1) 764 681
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1) 81 77
OBX Trust
Series 2020-EXP1, Class 1A9, CMO, ARM
3.50%, 2/25/60 (1) 91 80
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 5.367%, 2/25/60 (1) 29 26
OBX Trust
Series 2020-INV1, Class A21, CMO, ARM
3.50%, 12/25/49 (1) 47 42
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 864 745
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 27 26
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 12 12
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 5 5
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61 (1) 763 605

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1A, CMO, ARM
SOFR30A + 1.00%, 5.484%, 1/25/42 (1) 1,424 1,401
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 5.784%, 2/25/42 (1) 1,184 1,176
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 6.484%, 4/25/42 (1) 1,620 1,627
Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1A, CMO, ARM
SOFR30A + 2.20%, 6.684%, 5/25/42 (1) 1,331 1,343
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 7.434%, 6/25/42 (1) 1,661 1,701
Verus Securitization Trust
Series 2021-3, Class A1, CMO, ARM
1.046%, 6/25/66 (1) 652 541
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 467 406
17,215
Residential Mortgage 0.0%
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 128 120
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (1) 44 44
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 17 17
181
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $18,781) 17,396
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Obligations 0.0%
Government National Mortgage Assn., CMO, 3.50%, 5/20/49  133 124
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $134) 124

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 94.7%
U.S. Treasury Obligations 94.7%
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  2,516 1,686
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52  11,460 7,653
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  9,136 6,413
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  10,850 8,953
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  19,750 16,874
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45  1,961 1,630
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47 (2) 12,408 10,433
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  10,765 9,377
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  782 675
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  6,826 5,880
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  8,000 7,573
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/53  2,328 2,298
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  12,754 12,407
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  15,253 14,612
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26 (3) 24,818 23,464
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  30,681 29,075
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  22,179 20,928
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  44,642 41,698
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  27,961 25,230
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  6,100 5,457
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  27,908 24,877
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32  23,084 20,379
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  28,491 27,561
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  24,232 22,948
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  16,900 15,989
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  26,099 25,182
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  23,566 21,765
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33  17,632 16,993
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27  96,455 96,380
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $565,575) 524,390
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 4.60% (4)(5) 1,080 1,080
Total Short-Term Investments
(Cost $1,080) 1,080

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 1.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 4.60% (4)(5) 9,479 9,479
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank 9,479
Total Securities Lending Collateral
(Cost $9,479) 9,479
Total Investments in Securities 101.1%
(Cost $602,771) $ 559,911
Other Assets Less Liabilities (1.1)% (6,212)
Net Assets 100.0% $ 553,699
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$20,839 and represents 3.8% of net assets.
(2) All or a portion of this security is on loan at February 28, 2023.
(3) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(4) Seven-day yield
(5) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
GO General Obligation
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
USD U.S. Dollar

T. ROWE PRICE Inflation Protected Bond Fund

(Amounts in 000s)
SWAPS 0.9%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.8%
Zero-Coupon Inflation Swaps 0.8%
Barclays Bank, 3 Year Zero-Coupon
Inflation Swap Pay Fixed 0.285% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 3/27/23 29,300 4,391 — 4,391
Total Bilateral Zero-Coupon Inflation Swaps — 4,391
Total Bilateral Swaps — 4,391
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Zero-Coupon Inflation Swaps 0.1%
2 Year Zero-Coupon Inflation Swap Pay
Fixed 2.313% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/27/25 6,100 44 — 44
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.328% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/26/24 12,300 (104) — (104)
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.515% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/13/23 11,300 519 1 518
Total Centrally Cleared Zero-Coupon Inflation Swaps 458
Total Centrally Cleared Swaps 458
Net payments (receipts) of variation margin to date (430)
Variation margin receivable (payable) on centrally cleared swaps $ 28

T. ROWE PRICE Inflation Protected Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 126 U.S. Treasury Notes five year contracts 6/23 13,489 $ —
Short, 25 Ultra U.S. Treasury Bonds contracts 6/23 (3,377) 2
Net payments (receipts) of variation margin to date —
Variation margin receivable (payable) on open futures contracts $ 2

T. ROWE PRICE Inflation Protected Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ — $ — $ 27++
T. Rowe Price Treasury Reserve Fund, 4.60% — — 326
Totals $ —# $ — $ 353+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government
Reserve Fund, 4.60% $ —  ¤  ¤ $ 9,479
T. Rowe Price Treasury Reserve
Fund, 4.60% 21,534  ¤  ¤ 1,080
Total $ 10,559^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $353 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,559.

T. ROWE PRICE Inflation Protected Bond Fund
Unaudited
Notes to Portfolio of Investments
10
T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Inflation Protected Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE Inflation Protected Bond Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 549,352 $ — $ 549,352
Short-Term Investments 1,080 — — 1,080
Securities Lending Collateral 9,479 — — 9,479
Total Securities 10,559 549,352 — 559,911
Swaps* — 4,953 — 4,953
Futures Contracts* 2 — — 2
Total $ 10,561 $ 554,305 $ — $ 564,866
Liabilities
Swaps* $ — $ 104 $ — $ 104
1
Includes Asset-Backed Securities, Municipal Securities, Non-U.S. Government Mortgage-
Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Inflation Protected Bond Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F147-054Q3 02/23